UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09455

Nuveen New Jersey Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:           4/30

Date of reporting period:         7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
	July 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 141.2% (98.7% of Total Investments)

	MUNICIPAL BONDS – 141.1% (98.6% of Total Investments)

	Consumer Discretionary – 0.4% (0.3% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 1,720	5.000%, 1/01/32	10/16 at 100.00	Caa1	$ 1,370,479
1,485	5.125%, 1/01/37	10/16 at 100.00	Caa1	1,158,805
3,205	Total Consumer Discretionary			2,529,284
	Consumer Staples – 5.6% (3.9% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
3,350	4.500%, 6/01/23	6/17 at 100.00	Baa3	3,418,106
32,225	4.750%, 6/01/34	6/17 at 100.00	B–	31,614,980
4,890	5.000%, 6/01/41	6/17 at 100.00	B–	4,838,215
40,465	Total Consumer Staples			39,871,301
	Education and Civic Organizations – 16.9% (11.8% of Total Investments)
1,760	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds Rowan University School	12/23 at 100.00	A	2,097,498
	of Osteopathic Medicine Project, Series 2013A, 5.000%, 12/01/32
2,025	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding	No Opt. Call	A	2,585,783
	Series 2015, 5.000%, 3/01/25
2,455	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue	6/23 at 100.00	AA–	4,207,772
	Bonds, Tender Option Bond Trust 2016-XF2357, 16.913%, 12/15/36 (IF) (4)
	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue,
	Series 2013A:
2,475	5.000%, 7/01/38	7/23 at 100.00	AA–	2,893,424
3,250	5.000%, 7/01/43	7/23 at 100.00	AA–	3,781,408
1,985	New Jersey Educational Facilities Authority, Revenue and Refunding Bonds, Stockton University	7/26 at 100.00	A	2,351,550
	Issue, Series 2016 A, 5.000%, 7/01/41
250	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series	7/17 at 100.00	BBB–	257,420
	2007D, 5.000%, 7/01/27
1,100	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series	7/25 at 100.00	AA	1,191,806
	2015H, 4.000%, 7/01/39 – AGM Insured
5,000	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	No Opt. Call	AA–	5,901,100
	2014A, 5.000%, 7/01/44
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2015D:
2,395	5.000%, 7/01/31	7/25 at 100.00	AA–	2,942,066
1,600	5.000%, 7/01/33	7/25 at 100.00	AA–	1,952,416
1,000	5.000%, 7/01/34	7/25 at 100.00	AA–	1,213,950
5,955	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series	7/25 at 100.00	AA	6,906,371
	2015A, 5.000%, 7/01/45
	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College,
	Series 2010C:
1,500	5.250%, 7/01/32	7/20 at 100.00	A2	1,655,535
1,000	5.375%, 7/01/41	7/20 at 100.00	A2	1,102,430
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series	No Opt. Call	AAA	1,041,680
	2007E, 5.000%, 7/01/33
4,335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	No Opt. Call	AAA	6,465,956
	Option Bond Trust 2015-XF0099, 12.639%, 7/01/19 (IF)
4,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	7/24 at 100.00	AAA	6,773,440
	Option Bond Trust 2015-XF0149, 12.942%, 7/01/44 (IF) (4)
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B:
550	5.000%, 7/01/37	7/22 at 100.00	A	631,769
1,050	5.000%, 7/01/42	7/22 at 100.00	A	1,202,670
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
1,140	5.000%, 7/01/32	7/21 at 100.00	BBB	1,268,968
740	5.000%, 7/01/37	7/21 at 100.00	BBB	815,791
1,200	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding	7/25 at 100.00	A	1,424,844
	Series 2015C, 5.000%, 7/01/35
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University,
	Series 2013D:
675	5.000%, 7/01/38	7/23 at 100.00	A	789,116
1,935	5.000%, 7/01/43	7/23 at 100.00	A	2,251,392
4,560	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/25 at 100.00	A+	5,311,852
	Series 2015C, 5.000%, 7/01/40
	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, College of New Jersey,
	Series 2012A:
200	5.000%, 7/01/18	No Opt. Call	AA–	215,112
1,000	5.000%, 7/01/19	No Opt. Call	AA–	1,111,540
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien
	Series 2016-1A:
6,180	3.500%, 12/01/32 (Alternative Minimum Tax)	12/25 at 100.00	AA	6,245,878
1,430	4.000%, 12/01/39 (Alternative Minimum Tax)	12/25 at 100.00	AA	1,484,168
2,720	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA	2,919,757
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
1,045	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	1,100,772
	5.000%, 12/01/25
960	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	1,060,608
	5.000%, 12/01/30
1,410	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	1,616,128
	5.750%, 12/01/27 (Alternative Minimum Tax)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A:
4,655	4.250%, 12/01/25 (Alternative Minimum Tax)	12/22 at 100.00	AA	5,145,497
1,535	4.375%, 12/01/26 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,705,001
500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B,	12/22 at 100.00	A	565,405
	5.750%, 12/01/39 (Alternative Minimum Tax)
1,155	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A,	12/22 at 100.00	AA	1,222,706
	3.750%, 12/01/26 (Alternative Minimum Tax)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A:
5,000	4.000%, 12/01/28 (Alternative Minimum Tax)	12/24 at 100.00	AA	5,395,000
2,575	4.000%, 12/01/30 (Alternative Minimum Tax)	12/24 at 100.00	AA	2,767,739
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option
	Bond Trust 2015-XF0151:
1,400	10.539%, 12/01/23 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	1,751,904
1,250	10.607%, 12/01/24 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	1,525,250
850	11.037%, 12/01/25 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	1,037,408
250	11.462%, 12/01/26 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	308,620
2,500	12.452%, 12/01/27 (Alternative Minimum Tax) (IF) (4)	12/23 at 100.00	AA	3,309,100
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	2,877,040
	Bond Trust 2016-XG0001, 18.488%, 6/01/30 (IF) (4)
575	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A,	7/22 at 100.00	A1	679,690
	5.000%, 7/01/42
2,300	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A,	7/25 at 100.00	A1	2,700,959
	5.000%, 7/01/45
2,170	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond Trust 2016-XF2356,	No Opt. Call	Aa3	3,737,174
	16.831%, 5/01/21 (IF) (4)
98,595	Total Education and Civic Organizations			119,500,463
	Financials – 1.6% (1.1% of Total Investments)
	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill
	Project, Series 2002:
8,700	5.750%, 10/01/21	No Opt. Call	Ba2	9,537,201
1,500	6.500%, 4/01/28	No Opt. Call	Ba2	1,886,955
10,200	Total Financials			11,424,156
	Health Care – 22.3% (15.6% of Total Investments)
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,
	Cooper Health System Obligated Group Issue, Refunding Series 2014A:
175	5.000%, 2/15/25	No Opt. Call	BBB+	212,774
220	5.000%, 2/15/26	No Opt. Call	BBB+	265,921
1,320	5.000%, 2/15/27	No Opt. Call	BBB+	1,583,881
1,385	5.000%, 2/15/28	No Opt. Call	BBB+	1,653,607
1,385	5.000%, 2/15/29	No Opt. Call	BBB+	1,647,388
2,500	5.000%, 2/15/32	2/24 at 100.00	BBB+	2,935,725
3,040	5.000%, 2/15/33	No Opt. Call	BBB+	3,560,722
145	5.000%, 2/15/34	No Opt. Call	BBB+	169,402
1,950	5.000%, 2/15/35	No Opt. Call	BBB+	2,270,892
6,100	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB+	7,345,559
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
5,110	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	AA–	5,512,413
	Series 2008A, 5.000%, 7/01/27
2,500	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA	3,758,700
	Tender Option Bond Trust 2016-XG0047, 17.591%, 7/01/38 – AGC Insured (IF) (4)
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters
	University Hospital, Refunding Series 2011:
2,000	6.000%, 7/01/26	7/21 at 100.00	BB+	2,228,040
2,500	6.250%, 7/01/35	7/21 at 100.00	BB+	2,763,075
2,050	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	2,190,856
	University Hospital, Series 2007, 5.750%, 7/01/37
1,140	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas	No Opt. Call	A–	1,360,305
	Health, Series 2012A, 5.000%, 7/01/24
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades
	Medical Center Obligated Group Issue, Series 2013:
3,125	5.250%, 7/01/31	7/23 at 100.00	A–	3,609,000
1,560	5.500%, 7/01/43	7/23 at 100.00	A–	1,815,341
10,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health,	7/24 at 100.00	A–	11,735,500
	Refunding Series 2014A, 5.000%, 7/01/44
3,765	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	A3	3,880,284
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical
	Center, Refunding Series 2014A:
2,055	5.000%, 7/01/45	7/24 at 100.00	A	2,403,610
3,295	4.000%, 7/01/45	7/24 at 100.00	A	3,517,347
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System
	Obligated Group Issue, Refunding Series 2012:
4,155	3.750%, 7/01/27	No Opt. Call	A3	4,432,180
3,375	5.000%, 7/01/31	7/22 at 100.00	A3	3,865,691
1,500	5.000%, 7/01/37	7/22 at 100.00	A3	1,689,810
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System
	Obligated Group, Refunding Series 2011:
3,000	5.000%, 7/01/25	7/18 at 100.00	A+	3,585,390
3,000	5.000%, 7/01/26	7/22 at 100.00	A+	3,567,630
2,500	5.000%, 7/01/27	7/22 at 100.00	A+	2,958,275
1,450	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/23 at 100.00	A+	1,709,855
	Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health,
	Series 2007:
7,520	5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA	8,040,534
2,250	5.000%, 7/01/38	7/18 at 100.00	AA	2,414,655
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare
	System, Series 2016A:
830	5.000%, 7/01/32	7/26 at 100.00	Baa2	1,027,366
1,055	5.000%, 7/01/33	7/26 at 100.00	Baa2	1,301,659
340	5.000%, 7/01/34	7/26 at 100.00	Baa2	418,139
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
	University Hospital Issue, Series 2014A:
4,235	5.000%, 7/01/39	7/24 at 100.00	A	4,966,639
5,955	5.000%, 7/01/43	7/24 at 100.00	A	6,993,135
3,945	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/23 at 100.00	A	4,758,301
	University Hospital, Series 2013A, 5.500%, 7/01/43
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care
	Corporation, Series 2005B:
1,620	5.000%, 7/01/25 – RAAI Insured	10/16 at 100.00	AA	1,623,937
2,885	5.000%, 7/01/35 – RAAI Insured	10/16 at 100.00	AA	2,890,568
7,670	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	A–	9,012,326
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
3,475	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	A–	3,554,056
	Care System, Series 2006A, 5.000%, 7/01/29
5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	5,473,150
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
2,345	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren	8/23 at 100.00	A–	2,472,287
	Hospital Obligated Group, Series 2013, 4.000%, 8/15/37
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital
	Issue, Refunding Series 2015A:
5,055	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	5,547,003
3,910	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	4,610,242
3,750	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/16 at 100.00	A1	3,859,163
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products
	Corporation, Series 1983A, 5.100%, 12/01/18
138,140	Total Health Care			157,192,333
	Housing/Multifamily – 3.9% (2.7% of Total Investments)
1,900	New Jersey Economic Development Authority, Revenue Bonds, Provident Group – Rowan Properties	1/25 at 100.00	BBB–	2,145,423
	LLC – Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/48
6,075	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC –	7/25 at 100.00	BBB–	6,402,442
	New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
3,870	5.750%, 6/01/31	6/20 at 100.00	Baa3	4,386,722
2,100	5.875%, 6/01/42	6/20 at 100.00	Baa3	2,373,861
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds,
	Series 2013-2:
2,165	4.350%, 11/01/33 (Alternative Minimum Tax)	11/22 at 100.00	AA	2,319,646
1,235	4.600%, 11/01/38 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,334,084
1,235	4.750%, 11/01/46 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,331,429
2,280	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A,	11/24 at 100.00	AA–	2,409,641
	4.000%, 11/01/45
4,870	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015B,	No Opt. Call	AA–	4,890,016
	1.000%, 11/01/17
25,730	Total Housing/Multifamily			27,593,264
	Housing/Single Family – 3.2% (2.2% of Total Investments)
	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,
	Series 2011A:
10,000	4.450%, 10/01/25	10/21 at 100.00	Aa2	11,040,400
10,000	4.650%, 10/01/29	4/21 at 100.00	Aa2	10,914,500
600	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	605,976
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
20,600	Total Housing/Single Family			22,560,876
	Industrials – 0.2% (0.1% of Total Investments)
1,340	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	A–	1,363,946
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 2.125%, 12/01/29 (Mandatory
	put 12/01/17)
	Long-Term Care – 1.9% (1.3% of Total Investments)
5,255	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	5,517,119
	Evergreens Project, Series 2007, 5.625%, 1/01/38
510	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project,	1/24 at 100.00	N/R	550,912
	Series 2014, 5.250%, 1/01/44
5,000	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New	7/23 at 100.00	BBB–	5,566,250
	Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34
1,410	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New	7/24 at 100.00	BBB–	1,611,235
	Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29
12,175	Total Long-Term Care			13,245,516
	Tax Obligation/General – 7.1% (5.0% of Total Investments)
2,225	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds,	9/24 at 100.00	AA	2,631,819
	Technical High School Project, Series 2014, 5.000%, 9/01/39 – AGM Insured
825	Elizabeth, Union County, New Jersey, General Obligation Bonds, General Improvement Series	4/24 at 100.00	AA	888,575
	2014, 3.125%, 4/01/27 – AGM Insured
2,250	Freehold Regional High School District, Monmouth County, New Jersey, General Obligation Bonds,	No Opt. Call	AA+	2,307,825
	Refunding Series 2001, 5.000%, 3/01/17 – FGIC Insured
690	Haddon Heights School District, Camden County, New Jersey, General Obligation Bonds, Refunding	1/23 at 100.00	AA–	724,286
	Series 2012, 3.250%, 1/01/30
1,100	Linden, New Jersey, General Obligation Bonds, Refunding Series 2011, 4.000%, 5/01/23	5/21 at 100.00	AA–	1,227,908
	Medford Township Board of Education, Burlington County, New Jersey, General Obligation Bonds,
	Refunding Series 2015:
710	5.000%, 3/01/22	No Opt. Call	Aa2	848,649
755	5.000%, 3/01/24	No Opt. Call	Aa2	933,905
1,975	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	2,298,229
	5.000%, 8/01/27
2,280	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds,	3/25 at 100.00	AA–	2,753,305
	Refunding Series 2015, 5.000%, 3/01/38
760	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Parking Utility,	1/24 at 100.00	AAA	897,560
	Refunding Series 2014A, 5.000%, 1/01/37
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue
	Bonds, Refunding Series 2012:
465	5.000%, 9/01/28	9/22 at 100.00	A+	548,091
610	5.000%, 9/01/29	9/22 at 100.00	A+	717,214
300	5.000%, 9/01/31	9/22 at 100.00	A+	351,348
250	3.625%, 9/01/34	9/22 at 100.00	A+	264,630
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue
	Bonds, Refunding Series 2016:
1,000	3.000%, 9/01/32	9/25 at 100.00	AA	1,041,170
1,000	3.000%, 9/01/33	9/25 at 100.00	AA	1,037,280
6,175	Ocean County, New Jersey, General Obligation Bonds, Refunding Series 2015A, 4.000%, 8/01/19 (4)	No Opt. Call	Aaa	6,789,660
	South Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Refunding
	Series 2014:
740	3.000%, 9/01/17	No Opt. Call	AA	758,974
400	5.000%, 9/01/22	No Opt. Call	AA	487,412
	Sparta Township Board of Education, Sussex County, New Jersey, General Obligation Bonds,
	Refunding Series 2015:
1,595	5.000%, 2/15/32	2/25 at 100.00	AA–	1,952,264
1,000	5.000%, 2/15/34	2/25 at 100.00	AA–	1,217,010
1,395	5.000%, 2/15/35	2/25 at 100.00	AA–	1,691,675
4,260	Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2014, 4.000%, 2/15/22	No Opt. Call	AA+	4,916,551
5,165	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue	12/21 at 100.00	AA+	5,829,270
	Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative
	Minimum Tax)
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue	6/21 at 100.00	AA+	2,868,961
	Bonds, Series 2011A, 5.000%, 6/15/41
1,495	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	No Opt. Call	A2	1,963,189
	Series 2005, 5.250%, 1/01/27 – AGM Insured
1,435	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Refunding	9/24 at 100.00	AA	1,636,818
	Series 2014, 4.000%, 9/01/28 – BAM Insured
635	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Series 2005,	7/17 at 100.00	AA	659,816
	5.000%, 7/01/27 – AGM Insured
100	Woodbridge Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2010,	No Opt. Call	AA+	112,411
	5.000%, 7/15/19
44,105	Total Tax Obligation/General			50,355,805
	Tax Obligation/Limited – 34.0% (23.8% of Total Investments)
3,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	5,040,003
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
4,175	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding	No Opt. Call	Aa2	5,159,757
	Series 2007, 5.250%, 12/15/22 – AMBAC Insured
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AA	2,456,760
	Series 2003B, 0.000%, 11/01/25 – AGM Insured
3,015	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AA	3,949,318
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
5,120	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AA	5,603,021
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
5,005	5.250%, 1/01/36	1/22 at 100.00	A	5,488,383
3,020	5.125%, 1/01/42	1/22 at 100.00	A	3,281,351
500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/29	1/22 at 100.00	A	546,805
1,110	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson	4/22 at 100.00	Aa3	1,149,816
	County Plaza Refunding Project, Series 2013, 3.250%, 4/01/35
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson
	County Vocational Technical Schools Project, Series 2016:
10,560	5.000%, 5/01/46	5/26 at 100.00	AA	12,812,130
3,745	5.250%, 5/01/51	5/26 at 100.00	AA	4,638,819
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
310	5.000%, 6/15/21	No Opt. Call	BBB+	349,692
6,400	5.000%, 6/15/25	6/22 at 100.00	BBB+	7,172,096
3,480	5.000%, 6/15/26	6/22 at 100.00	BBB+	3,886,534
7,945	5.000%, 6/15/28	No Opt. Call	BBB+	8,801,312
415	5.000%, 6/15/29	No Opt. Call	BBB+	458,276
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District
	Management Corporation Project, Series 2007:
440	5.125%, 6/15/27	6/17 at 100.00	Baa3	450,428
740	5.125%, 6/15/37	6/17 at 100.00	Baa3	754,534
5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	6/24 at 100.00	A–	5,685,250
	Bonds, Refunding Series 2014PP, 5.000%, 6/15/26
6,385	New Jersey Economic Development Authority, School Facilities Construction Financing Program	6/24 at 100.00	A–	7,247,422
	Bonds, Refunding Series 2014UU, 5.000%, 6/15/27
12,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	6/25 at 100.00	A–	13,639,200
	Bonds, Refunding Series 2015WW, 5.250%, 6/15/40
1,805	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A–	1,934,220
	Transformation Program, Series 2008A, 5.250%, 10/01/38
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
2,120	5.000%, 6/15/17 – FGIC Insured	10/16 at 100.00	AA–	2,127,950
3,750	5.000%, 6/15/18 – FGIC Insured	10/16 at 100.00	AA–	3,763,988
32,965	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A–	18,587,314
	Appreciation Series 2010A, 0.000%, 12/15/30
8,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A–	9,505,107
	2006A, 5.500%, 12/15/22
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding
	Series 2006C:
21,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	11,640,930
34,855	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	18,479,423
30,310	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	15,409,907
9,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AA–	9,164,880
	5.500%, 12/15/16 – NPFG Insured
7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	A–	7,875,750
	5.000%, 12/15/26 – AMBAC Insured
7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A–	8,085,210
	5.000%, 12/15/24
3,860	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/25 at 100.00	AA	4,128,926
	Center Expansion Project, Refunding Series 2015, 3.750%, 5/01/36
	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare
	Center Expansion Project, Series 2012:
865	5.000%, 5/01/21	No Opt. Call	Aa3	1,023,823
4,560	3.500%, 5/01/35	5/22 at 100.00	Aa3	4,780,430
2,640	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	10/16 at 100.00	AA	2,638,178
	2006A, 4.500%, 7/01/36 – CIFG Insured
2,500	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, County College	No Opt. Call	AA+	2,854,925
	Facility Project, Series 2014B, 5.000%, 2/01/20
	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile
	Detention Center Facility Project, Tender Option Bond Trust 2015-XF1019:
285	22.847%, 5/01/28 (IF) (4)	No Opt. Call	Aa1	780,296
285	22.924%, 5/01/29 (IF) (4)	No Opt. Call	Aa1	799,183
200	22.924%, 5/01/30 (IF) (4)	No Opt. Call	Aa1	574,050
370	22.688%, 5/01/31 (IF) (4)	No Opt. Call	Aa1	1,075,956
385	22.811%, 5/01/32 (IF) (4)	No Opt. Call	Aa1	1,148,644
400	22.815%, 5/01/33 (IF) (4)	No Opt. Call	Aa1	1,206,348
415	22.924%, 5/01/34 (IF) (4)	No Opt. Call	Aa1	1,260,251
3,975	Union County Improvement Authority, New Jersey, Lease Revenue Refunding Bonds, City of	No Opt. Call	AA+	9,336,361
	Plainfield – Park Madison Redevelopment Project, Tender Option Bond Trust 2016-XG0057,
	16.536%, 3/01/34 (IF) (4)
3,550	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	BBB–	3,557,100
	Lien Series 2010B, 5.250%, 10/01/29
268,835	Total Tax Obligation/Limited			240,310,057
	Transportation – 24.9% (17.4% of Total Investments)
5,550	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	10/16 at 100.00	AA–	5,568,648
	5.250%, 6/01/20 – NPFG Insured
2,400	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A,	1/23 at 100.00	A1	2,778,576
	5.000%, 1/01/42
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
1,285	5.000%, 1/01/34	1/24 at 100.00	A1	1,538,877
5,890	4.125%, 1/01/39	1/24 at 100.00	A1	6,574,771
7,800	5.000%, 1/01/44	1/24 at 100.00	A1	9,235,122
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System
	Revenue Bonds, Refunding Series 2015:
440	3.000%, 7/01/27 – BAM Insured	7/25 at 100.00	AA	472,626
1,000	4.000%, 7/01/34 – BAM Insured	7/25 at 100.00	AA	1,126,090
2,820	4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	3,161,164
	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding
	Series 2012A:
2,115	5.000%, 7/01/24	7/22 at 100.00	A1	2,548,279
1,105	5.000%, 7/01/25	7/22 at 100.00	A1	1,325,459
650	4.000%, 7/01/26	7/22 at 100.00	A1	729,021
625	4.000%, 7/01/27	7/22 at 100.00	A1	697,631
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E:
1,000	5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA	1,129,180
5,000	5.000%, 1/01/40	1/20 at 100.00	A	5,636,950
7,035	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013,	1/24 at 100.00	A	8,355,821
	5.000%, 1/01/40
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port
	District Project, Series 2012:
1,800	5.000%, 1/01/24	No Opt. Call	A–	2,088,468
1,635	5.000%, 1/01/25	No Opt. Call	A–	1,893,968
1,350	5.000%, 1/01/26	No Opt. Call	A–	1,552,959
3,595	5.000%, 1/01/27	No Opt. Call	A–	4,125,119
5,555	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB	6,534,846
	Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	9/16 at 100.00	BB–	1,130,590
1,800	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	2,020,806
2,250	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	BB–	2,623,185
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)
	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration
	Section 5307 Urbanized Area Formula Funds, Series 2014A:
6,000	5.000%, 9/15/20	No Opt. Call	A	6,730,080
5,750	5.000%, 9/15/21	No Opt. Call	A	6,573,055
8,010	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E, 5.000%, 1/01/45	1/25 at 100.00	A+	9,528,856
3,065	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	4,155,834
7,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	8,375,025
7,620	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	9,190,025
3,625	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 15.565%,	7/22 at 100.00	A+	6,090,290
	1/01/43 (IF) (4)
2,100	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds,	5/20 at 100.00	Aa3	2,373,420
	200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck	10/16 at 100.00	A2	2,759,378
	Facility, Series 2005, 5.000%, 4/15/35 – AGM Insured
7,225	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	8,757,856
	Ninth Series 2013, 5.000%, 12/01/43
5,700	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	1/23 at 100.00	AA–	6,098,145
	Seventh Series 2013, 4.000%, 1/15/43 (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
19,655	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/16 at 100.00	AA–	20,087,606
12,130	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/16 at 100.00	AA–	12,372,235
154,830	Total Transportation			175,939,961
	U.S. Guaranteed – 10.7% (7.5% of Total Investments) (5)
8,500	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 (Pre-refunded	9/16 at 100.00	A1 (5)	8,534,255
	9/01/16) – AMBAC Insured
930	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series	No Opt. Call	N/R (5)	1,003,414
	1993, 8.000%, 9/15/18 (ETM)
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
2,625	5.000%, 9/01/37 (Pre-refunded 9/01/17) – AMBAC Insured	9/17 at 100.00	AAA	2,754,623
5,435	5.000%, 9/01/37 (Pre-refunded 9/01/17)	9/17 at 100.00	AAA	5,703,380
1,545	5.000%, 9/01/37 (Pre-refunded 9/01/17) – AMBAC Insured	9/17 at 100.00	A– (5)	1,621,292
2,910	5.000%, 9/01/37 (Pre-refunded 9/01/17)	9/17 at 100.00	A– (5)	3,053,696
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
7,310	5.000%, 7/01/32 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	AA– (5)	7,614,023
6,875	5.000%, 7/01/39 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	AA– (5)	7,160,931
25	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	No Opt. Call	N/R (5)	26,156
	Dentistry of New Jersey, Refunding Series 2009B, 6.000%, 12/01/17 (ETM)
	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and
	Dentistry of New Jersey, Refunding Series 2009B:
25	6.500%, 12/01/19 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	29,024
100	6.500%, 12/01/20 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	116,094
5	7.125%, 12/01/23 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	5,892
6,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	N/R (5)	7,123,176
	Medical Center, Series 2007, 5.000%, 7/01/37 (Pre-refunded 7/01/17)
3,805	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	No Opt. Call	AA (5)	4,443,860
	Series 2004A, 5.250%, 7/01/20 – AGC Insured (ETM)
1,555	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004,	No Opt. Call	AA– (5)	1,940,360
	5.500%, 3/01/22 – NPFG Insured (ETM)
1,650	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward	12/19 at 100.00	A3 (5)	1,979,654
	Police Facility, Series 2009A, 6.750%, 12/01/38 (Pre-refunded 12/01/19) – AGC Insured
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A,	No Opt. Call	A3 (5)	14,285,461
	0.000%, 8/01/23 – NPFG Insured (ETM)
7,580	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA (5)	7,931,788
	Eighth Series 2007, 5.000%, 8/15/32 (Pre-refunded 8/15/17) – AGM Insured
73,555	Total U.S. Guaranteed			75,327,079
	Utilities – 2.7% (1.9% of Total Investments)
6,300	Essex County Improvement Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Covanta	7/20 at 100.00	Ba2	6,600,510
	Project, Series 2015, 5.250%, 7/01/45 (Alternative Minimum Tax)
1,510	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution	No Opt. Call	AA–	1,824,307
	Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project),
	6.800%, 3/01/21 – NPFG Insured
	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy
	Partners, LLC Project, Series 2012A:
1,000	4.750%, 6/15/32 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,071,340
1,225	5.125%, 6/15/43 (Alternative Minimum Tax)	6/22 at 100.00	Baa3	1,319,754
5,035	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	5/20 at 100.00	A+	5,708,884
	Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)
2,040	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	11/20 at 100.00	A+	2,244,041
	Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)
17,110	Total Utilities			18,768,836
	Water and Sewer – 5.7% (4.0% of Total Investments)
	Bergen County Utilities Authority, New Jersey, Water Pollution Control System Revenue Bonds,
	Refunding Series 2014:
1,000	3.125%, 12/15/30	12/24 at 100.00	AA–	1,053,150
1,000	3.125%, 12/15/31	12/24 at 100.00	AA–	1,047,730
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water
	Company, Series 2012C:
1,460	5.000%, 10/01/23	No Opt. Call	A+	1,789,799
15,670	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A+	16,724,590
1,680	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	9/21 at 100.00	AAA	1,781,573
	2012A, 3.250%, 9/01/31
6,270	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender	No Opt. Call	AAA	8,206,364
	Option Bond Trust 2016-XF0395, 6.915%, 9/01/21 (IF) (4)
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates,
	Series 2012A:
3,820	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	4,475,703
4,000	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	4,605,720
485	Wanaque Valley Regional Sewer Authority, Passaic County, New Jersey, Sewer Revenue Refunding	No Opt. Call	A2	503,178
	Bonds, Series 1993B, 5.750%, 9/01/18 – AMBAC Insured
35,385	Total Water and Sewer			40,187,807
$ 944,270	Total Municipal Bonds (cost $892,007,100)			996,170,684

Shares	Description (1)			Value
	COMMON STOCKS – 0.1% (0.1% of Total Investments)

	Airlines – 0.1% (0.1% of Total Investments)
19,512	American Airlines Group Inc., (6)			$ 692,676
	Total Common Stocks (cost $0)			692,676
	Total Long-Term Investments (cost $892,007,100)			996,863,360

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.8% (1.3% of Total Investments)

	MUNICIPAL BONDS – 1.8% (1.3% of Total Investments)

	Housing/Single Family – 1.8% (1.3% of Total Investments)
$ 2,000	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds,	10/16 at 100.00	A-2	$ 2,000,000
	Variable Rate Demand Obligations, Series 2005O, 0.500%, 10/01/26 (7)
10,950	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds,	10/16 at 100.00	A-2	10,950,000
	Variable Rate Demand Obligations, Series 2005O, 0.500%, 4/01/31 (7)
$ 12,950	Total Short-Term Investments (cost $12,950,000)			12,950,000
	Total Investments (cost $904,957,100) – 143.0%			1,009,813,360
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (44.5)% (8)			(313,900,000)
	Other Assets Less Liabilities – 1.5% (9)			10,045,531
	Net Assets Applicable to Common Shares – 100%			$ 705,958,891

Investments in Derivatives as of July 31, 2016
Interest Rate Swaps
		Fund			Fixed Rate		Optional		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (10)	Date	Date	(Depreciation)
JPMorgan Chase Bank, N.A.	$58,500,000	Receive	Weekly USD-SIFMA	1.825%	Quarterly	9/14/16	10/14/16	9/14/25	$(4,283,479)

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$ 996,170,684	$ —	$ 996,170,684
Common Stocks	692,676	—	—	692,676
Short-Term Investments:
Municipal Bonds	—	12,950,000	—	12,950,000
Investments in Derivatives:
Interest Rate Swaps*	—	(4,283,479)	—	(4,283,479)
Total	$692,676	$1,004,837,205	$ —	$1,005,529,881
* Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments (excluding investments in derivatives) was $903,980,369.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$106,453,555
Depreciation	(620,564)
Net unrealized appreciation (depreciation) of investments	$105,832,991

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
This treatment of split-rated securities may differ from that used for other purposes, such as for
Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by
Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc.
(“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 31.1%.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter
(“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.
(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
USD-SIFMA	United States Dollar-Securities Industry and Financial Market Association

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Dividend Advantage Municipal Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2016